CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Income Statement [Abstract]
Revenues	$ 354,929	$ 21,815	$ 680,057	$ 32,115
Cost of goods sold	75,000	10,000	134,231	10,000
Gross Profit	279,929	11,815	545,826	22,115
Operating Expenses
General and Administrative Expenses	28,620	6,934	51,695	8,612
Professional Fees	11,600	24,231	41,643	40,016
Total Operating Expenses	40,220	31,165	93,338	48,628
Net Income (Loss) From Operations	239,709	(19,350)	452,488	(26,513)
Provision for income taxes	(50,347)	0	(85,844)	0
Net Income (Loss)	$ 189,362	$ (19,350)	$ 366,644	$ (26,513)
Net Income (Loss) Per Share: Basic	$ 0.02	$ 0.00	$ 0.05	$ 0.00
Net Income (Loss) Per Share: Diluted	$ 0.02	$ 0.00	$ 0.05	$ 0.00
Weighted Average Number of Shares Outstanding: Basic	8,092,000	8,092,000	8,092,000	8,058,727
Weighted Average Number of Shares Outstanding: Diluted	8,092,000	8,092,000	8,092,000	8,058,727